                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02979

Morgan Stanley Tax-Exempt Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Tax-Exempt Securities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended December 31, 2003

Total Return for the 12 Months Ended December 31, 2003

Class A	Class B	Class C	Class D	Lehman Brothers Municipal Bond Index[1]	Lipper General Municipal Debt Funds Index[2]
5.53%	5.12%	5.02%	5.67%	5.31%	5.34%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

In 2003, municipal bonds experienced a wide range of market conditions with yields reaching record lows before spiking upward and ending the year near where they began. Interest rates fell throughout the first six months of the year as investors sought the relative safe haven of the bond market. This war-induced "flight to quality" included municipal bonds, which appreciated as a result of falling yields. That said, municipals lagged the market leadership of Treasuries. At times, yields on 10- and 30-year insured municipal bonds surpassed comparable Treasury yields. This disparity created demand from value-oriented taxable institutional investors who "crossed over" to buy municipal bonds.

The bond rally reversed in midyear, however, when 10-year Treasury yields underwent their single greatest one-month increase in more than 20 years. While municipal yields also rose, performance relative to Treasuries improved as the ratio of municipal yields to Treasuries declined across maturities.

Issuance was heavy during the first half of the year as municipalities sought to take advantage of low interest rates. Volume began to drop off in August as rising interest rates slowed refundings. Even with the slowdown, municipal volume reached a record $383 billion for the year. California increased that state's share of total volume to 15 percent. New York, Illinois, Texas and Florida, the next largest states in terms of issuance, represented an additional 29 percent of the national total. Issues enhanced with bond insurance maintained a 49 percent market share.

Performance Analysis

The Fund benefited from our decision to maintain a cautious stance with regard to credit allocations. As part of this approach, the Fund's exposure to California was underweighted relative to the Lehman Brothers Municipal Bond Index in order to reduce the potential impact of that state's fiscal difficulties. We also sought to avoid other uninsured general obligation issues affected by budget gaps. The Fund favored higher-quality securities by overweighting AAA-rated insured bonds relative to the Lehman Brothers Municipal Bond Index.

The Fund also benefited from refunding activity. Several of the Fund's holdings were prerefunded by issuers, who refinanced their debt to take advantage of lower interest costs. Refundings were a positive contributor to performance.

Not all of the Fund's strategies were as successful. The Fund's duration, a measure of interest-rate sensitivity, was positioned shorter than its benchmark to limit interest-rate volatility. While this approach proved beneficial when rates jumped in the summer of 2003, it limited upside performance in the first half of the year when interest rates declined.

Investment Strategy

1.	The Fund will normally invest at least 80 percent of its assets in securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval.

2.	The Fund's Investment Manager, Morgan Stanley Investment Advisors Inc., generally invests the Fund's assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and/or their respective agencies. At least 75 percent of these municipal obligations will have the following ratings at the time of purchase:

a.	Municipal bonds — within the three highest grades by Moody's Investors Service Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch IBCA, Inc. ("Fitch");

b.	Municipal notes — within the two highest grades or, if not rated, have outstanding bonds within the three highest grades by Moody's, S&P or Fitch; and

c.	Municipal commercial paper — within the highest grade by Moody's, S&P or Fitch.

3.	The Fund may invest up to 25 percent of its net assets in municipal obligations that are rated below the limits stated above or are not rated by those rating agencies. However, the Fund may only invest up to 5 percent of its net assets in municipal obligations rated below investment grade or, if unrated, of comparable quality as determined by the Investment Manager (commonly known as "junk bonds").

TOP FIVE SECTORS
Transportation	18.6%
Electric	14.7
Refunded	13.3
General Obligation	13.0
Water & Sewer	11.0

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	73.2%
Aa/AA	14.8
A/A	4.8
Baa/BBB	5.1
Ba/BB	0.6
Not Rated	1.5

Subject to change daily. Top sectors are a percentage of net assets and credit analysis is a percentage of long-term investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4.	The Fund may invest up to 10 percent of its net assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

5.	The Fund may invest up to 20 percent of its assets in taxable money market instruments or securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income. The Fund therefore may not be a suitable investment for these investors.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Distribution by Maturity
(% of Long-Term Portfolio) As of December 31, 2003

Weighted Average Maturity:  15 Years

Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets

Alabama	0.5%
Alaska	5.5
Arizona	3.3
California	5.6
Colorado	3.2
Connecticut	2.8
District of Columbia	0.7
Florida	2.6
Georgia	2.2
Hawaii	1.8
Idaho	0.2%
Illinois	4.3
Indiana	1.8
Kansas	0.8
Kentucky	3.8
Maryland	0.5
Massachusetts	3.5
Michigan	1.5
Minnesota	0.4
Missouri	2.0
Nevada	1.7%
New Hampshire	0.1
New Jersey	5.2
New Mexico	0.5
New York	8.9
North Carolina	3.2
Ohio	3.9
Pennsylvania	2.9
Puerto Rico	1.8
South Carolina	5.1
Tennessee	2.0%
Texas	9.8
Utah	1.6
Virginia	1.4
Washington	3.4
Wisconsin	0.7
Joint exemptions*	(0.7)

Total	98.5%

*	Joint exemptions have been included in each geographic location.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of December 31, 2003

Years Bonds Callable — Weighted Average Call Protection: 6 Years

Cost (Book) Yield(b) — Weighted Average Book Yield: 5.7%

(a)	May include issues callable in previous years.
(b)	Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.6% on 8% of the long-term portfolio that is callable in 2004.
Portfolio structure is subject to change.

(This page has been left blank intentionally.)

Performance Summary

Performance of a $10,000 Investment  —  Class A and D

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Average Annual Total Returns — Period Ended December 31, 2003

	Class A Shares* (since 03/27/80)		Class B Shares** (since 07/28/97)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 03/27/80)
Symbol	TAXAX		TAXBX		TAXCX		TAXDX
1 Year	5.53%	[3]	5.12%	[3]	5.02%	[3]	5.67%	[3]
	1.05	[4]	0.12	[4]	4.02	[4]	—
5 Years	5.29	[3]	4.84	[3]	4.73	[3]	5.47	[3]
	4.38	[4]	4.51	[4]	4.73	[4]	—
10 Years	5.41	[3]	—		—		5.63	[3]
	4.95	[4]	—		—		—
Since Inception	8.33	[3]	5.18	[3]	5.04	[3]	8.59	[3]
	8.14	[4]	5.18	[4]	5.04	[4]	—

Notes on Performance

Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 4.00% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.
Because all shares of the fund held prior to July 28, 1997 were designated Class D shares, the Fund's historical performance has been restated to reflect the absence of any sales charge.
(1)	The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper General Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Closing value assuming a complete redemption on December 31, 2003.

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2003

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (96.4%)
	General Obligation (13.0%)
	North Slope Borough, Alaska,
$15,000	Ser 1995 A (MBIA)	0.00%		06/30/06	$14,272,350
4,000	Ser 2000 B (MBIA)	0.00		06/30/09	3,375,560
9,500	Ser 1999 A (MBIA)	0.00		06/30/10	7,637,335
25,000	Ser 2000 B (MBIA)	0.00		06/30/11	18,983,000
20,000	Ser 2001 A (MBIA)	0.00		06/30/12	14,374,000
6,000	Ser 2003 A (MBIA)	0.00		06/30/12	4,305,360
5,000	California, Various Purpose dtd 04/01/02	6.00		04/01/19	5,745,900
2,000	Los Angeles Unified School District, California, 1997 Ser B (FGIC)	5.00		07/01/23	2,062,880
	Connecticut,
4,000	College Savings 1989 Ser A	0.00		07/01/08	3,551,560
5,000	Refg 2002 Ser E Ser PA 1056 B RITES (FSA)	9.308	‡	11/15/11	6,655,600
15,000	Refg 2002 Ser E Ser PA 1056 A RITES (FSA)	9.308	‡	11/15/13	19,689,600
5,000	Florida Board of Education, Capital Outlay Refg 2002 Ser C (MBIA)	5.00		06/01/20	5,314,300
	Chicago, Illinois,
5,000	Refg Ser 1995 A-2 (Ambac)	6.25		01/01/14	6,083,350
2,000	Refg 2001 A (MBIA)	0.00	#	01/01/17	1,541,000
10,300	Neighborhoods Alive 21 (FGIC)	5.375		01/01/26	10,820,253
	Chicago Board of Education, Illinois,
1,000	Ser 2001 C (FSA)	5.50		12/01/18	1,117,280
3,000	Ser 2001 C (FSA)	5.00		12/01/26	3,063,780
3,000	Clark County, Nevada, Transportation Ser 1992 A (Ambac)	6.50		06/01/17	3,760,260
	New York City, New York,
1,510	1990 Ser D	6.00		08/01/07	1,515,240
915	1990 Ser D	6.00		08/01/08	918,211
5,000	New York State, Refg Ser 1995 B	5.70		08/15/10	5,365,200
10,000	North Carolina, Public School Building Ser 1999	4.60		04/01/17	10,504,400
500	Delaware City School District, Ohio, Constr & Impr (FGIC)	5.75		12/01/20	539,160
10,000	South-Western City School District, Ohio, Ser 1999 (Ambac)	4.75		12/01/19	10,314,200
	Pennsylvania,
5,000	RITES Ser PA - 1112 A (MBIA)	8.274	‡	01/01/18	5,769,200
5,000	RITES Ser PA - 1112 B (MBIA)	8.274	‡	01/01/19	5,706,700
	Shelby County, Tennessee,
5,000	Refg 1995 Ser A	5.625		04/01/11	5,302,750
1,000	Refg 1995 Ser A	5.625		04/01/12	1,060,170
4,000	Refg 1995 Ser A	5.625		04/01/14	4,240,680
5,000	North East Texas Independent School District, Texas, Ser 1999 (PSF)	6.50		10/01/14	5,916,800
192,725					189,506,079

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Educational Facilities Revenue (3.5%)
$4,000	California Public Works Board, University of California 1993 Refg Ser A	5.50%		06/01/21	$4,090,840
1,000	University of Idaho, Student Fee Ser H (FGIC)	5.25		04/01/31	1,044,940
3,500	llinois Educational Facilities Authority, Northwestern University	5.00		12/01/38	3,575,355
7,000	Indiana University, Student Fee Ser K (MBIA)	5.875		08/01/20	7,560,140
1,000	Purdue University, Indiana, Student Fee Ser Q	5.75		07/01/15	1,141,340
2,000	Maryland Health & Educational Facilities Authority, The Johns Hopkins University Refg Ser 1998	5.125		07/01/20	2,158,340
400	Massachusetts Industrial Finance Agency, College of the Holy Cross 1996 Issue (MBIA)	5.50		03/01/16	435,004
500	Oakland University, Michigan, Ser 1995 (MBIA)	5.75		05/15/26	532,570
7,000	New Jersey Educational Facilities Authority, Princeton University Ser 1999 A	4.75		07/01/25	7,082,740
	New York State Dormitory Authority,
5,000	City University Ser 2000 A (Ambac)	6.125		07/01/13	5,916,400
2,000	State University 1990 Ser A	7.50		05/15/13	2,610,880
5,000	State University 1993 Ser A	5.25		05/15/15	5,612,550
	Ohio State University,
1,500	General Receipts Ser 2002 A	5.00		12/01/26	1,546,185
2,500	General Receipts Ser 1999 A	5.80		12/01/29	2,823,025
4,000	Delaware County Authority, Pennsylvania, Villanova University Ser 1995 (Ambac)	5.70		08/01/15	4,320,400
46,400					50,450,709
	Electric Revenue (14.7%)
	Salt River Project Agricultural Improvement & Power District, Arizona,
25,000	Refg 1993 Ser C (Secondary MBIA)	5.50		01/01/10	28,622,750
4,000	Refg 2002 Ser A	5.25		01/01/13	4,540,560
1,500	Refg 2002 Ser A	5.25		01/01/19	1,640,910
1,635	Sacramento Municipal Utility District, California, Refg 1994 Ser I (MBIA)	5.75		01/01/15	1,673,324
9,000	Southern California Public Power Authority, Mead-Adelanto 1994 A (Ambac)	9.02	‡	07/01/15	11,184,570
15,000	Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac)	5.375		11/15/20	16,438,950
9,550	Municipal Electric Authority of Georgia, Ser Y (Secondary MBIA)	6.50		01/01/17	11,734,276
5,000	Southern Minnesota Municipal Power Agency, Ser 2002 A (Ambac)	5.25		01/01/16	5,696,050
15,000	Long Island Power Authority, New York, Ser 2000 A (FSA)	0.00		06/01/17	8,616,450
	North Carolina Municipal Power Agency,
5,000	Catawba Ser 1998 A (MBIA)	5.50		01/01/15	5,755,950
4,000	Catawba Ser 2003 A (MBIA)	5.25		01/01/19	4,357,440

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Puerto Rico Electric Power Authority,
$15,000	Power Ser O	0.00%		07/01/17	$8,160,900
5,000	Power Ser EE (MBIA)	4.50		07/01/18	5,149,050
	South Carolina Public Service Authority,
10,000	1996 Refg Ser A (MBIA)	5.75		01/01/13	10,948,800
5,000	2002 Refg Ser D (FSA)	5.00		01/01/21	5,264,650
15,000	1995 Refg Ser A (Ambac)	6.25		01/01/22	16,488,150
10,000	2003 Refg Ser A (Ambac)	5.00		01/01/27	10,308,900
10,000	Memphis, Tennessee, Ser 2003 A (MBIA)	5.00		12/01/17	10,824,400
10,500	San Antonio, Texas, Electric & Gas Refg Ser 1994 C	8.18	‡	02/01/06	11,821,320
15,000	Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)	5.75		07/01/19	16,894,200
3,000	Chelan County Public Utility District #1, Washington, Hydro Ser 1997 A (AMT)	5.60		07/01/32	3,118,620
5,000	Grant County Public Utility District #2, Washington, Refg Ser 2001 H (FSA)	5.375		01/01/18	5,464,950
7,330	Seattle Municipal Light & Power, Washington, Impr & Refg Ser 2001 (FSA)	5.50		03/01/18	8,141,871
3,000	Washington Public Power Supply System, Proj #2 Refg Ser 1994 A (FGIC)	0.00		07/01/09	2,526,180
208,515					215,373,221
	Hospital Revenue (6.2%)
2,220	Birmingham-Carraway Special Care Facilities Financing Authority, Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)	5.875		08/15/15	2,390,918
5,000	Illinois Health Facilities Authority, Loyola University Health Ser 2001 A	6.00		07/01/21	5,190,800
10,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish/Christian Health Ser 1993 A	5.25		05/15/14	11,056,700
3,000	University of Missouri, Health Ser 1996 A (Ambac)	5.50		11/01/16	3,297,720
	Henderson, Nevada,
10,065	Catholic Health West 1998 Ser A	5.375		07/01/26	9,513,136
2,000	Catholic Health West 1998 Ser A	5.125		07/01/28	1,820,940
2,000	New Jersey Health Care Facilities Financing Authority, St Barnabas Health Refg Ser 1998 B (MBIA)	5.25		07/01/18	2,178,200
6,500	Robert Wood Johnson University Hospital Ser 2000	5.75		07/01/25	6,962,995
10,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00		07/01/34	10,181,700
6,000	New York State Medical Care Facilities Finance Agency, Presbyterian Hospital — FHA Insured Mtge Ser 1994 A	5.25		08/15/14	6,149,820
580	Akron, Bath & Copley Joint Township Hospital District, Ohio, Summa Health Ser 1992 A	6.25		11/15/07	586,983
3,000	Erie County Hospital Facility, Ohio, Firelands Regional Medical Center Ser 2002	5.625		08/15/32	3,044,310

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$5,000	Lorain County, Ohio, Catholic Health Ser 9 2001 A	5.25%	10/01/33	$5,031,800
5,000	Lehigh County General Purpose Authority, Pennsylvania, St Luke's Hospital of Bethlehem Ser A 2003	5.375	08/15/33	4,883,800
2,350	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Ser A 1996	5.75	01/01/22	2,416,411
	South Carolina Jobs – Economic Development Authority,
5,000	Bon Secours Health Ser 2002 A	5.625	11/15/30	5,094,000
4,500	Palmetto Health Alliance Refg Ser 2003 C	6.875	08/01/27	4,906,845
5,000	North Central Texas Health Facilities Development Corporation, University Medical Center Inc Ser 1997 (FSA)	5.45	04/01/15	5,302,250
87,215				90,009,328
	Industrial Development/Pollution Control Revenue (4.5%)
1,500	Hawaii Department of Budget & Finance, Hawaii Electric Co Ser 1995 A (AMT) (MBIA)	6.60	01/01/25	1,582,995
5,000	Wamego, Kansas, Kansas Gas & Electric Co Ser 1991 (MBIA)	7.00	06/01/31	5,223,000
8,500	Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser 1993	5.875	08/01/08	8,692,355
	Michigan Strategic Fund,
10,000	Detroit Edison Co Ser 1999 B (AMT)	5.65	09/01/29	10,309,400
1,000	Ford Motor Co Refg Ser 1991 A	7.10	02/01/06	1,075,990
300	Bass Brook, Minnesota, Minnesota Power & Light Co Refg Ser 1992	6.00	07/01/22	304,020
	New Jersey Economic Development Authority,
6,000	Continental Airlines Inc Ser 1999 (AMT)	6.625	09/15/12	5,593,560
4,000	Continental Airlines Inc Ser 1999 (AMT)	6.25	09/15/19	3,470,560
2,500	Ohio Water Development Authority, Dayton Power & Light Co Collateralized Refg 1992 Ser A	6.40	08/15/27	2,556,500
5,000	Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)	7.70	03/01/32	5,609,800
10,000	Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B (AMT) (Mandatory Tender 11/01/11)	5.75	05/01/30	10,553,300
10,000	Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A	6.90	02/01/13	10,342,400
63,800				65,313,880
	Mortgage Revenue – Multi-Family (1.0%)
1,320	Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT) (Ambac)	6.60	07/01/14	1,357,184
5,000	New Jersey Housing Agency, 1995 Ser A (Ambac)	6.00	11/01/14	5,206,800
	New York City Housing Developement Corporation, New York,
3,812	Ruppert Project – FHA Ins Sec 223F	6.50	11/15/18	4,007,018
3,657	Stevenson Commons Project – FHA Ins Sec 223F	6.50	05/15/18	3,845,006
13,789				14,416,008

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Mortgage Revenue – Single Family (2.8%)
	Alaska Housing Finance Corporation,
$2,000	Governmental 1995 Ser A (MBIA)	5.875%		12/01/24	$2,075,100
15,000	1997 Ser A (MBIA)	6.00		06/01/27	15,749,850
2,440	California Housing Finance Agency, Home 1983 Ser B	0.00		08/01/15	936,008
	Colorado Housing & Finance Authority,
400	1997 Ser B-2 (AMT)	7.00		05/01/26	403,880
725	1998 Ser A-2 (AMT)	6.60		05/01/28	750,215
570	1997 Ser C-2 (AMT)	6.875		11/01/28	586,701
5,205	Hawaii Housing Finance & Development Corporation, Purchase 1997 Ser A (AMT)	5.75		07/01/30	5,388,164
50	Idaho Housing Agency, Ser 1988 D-2 (AMT)	8.25		01/01/20	52,056
	Chicago, Illinois,
290	GNMA-Backed Ser 1997 A (AMT)	7.25		09/01/28	291,624
325	GNMA-Backed Ser 1997 B (AMT)	6.95		09/01/28	334,558
85	Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT) (MBIA)	8.00		11/01/20	85,068
80	Massachusetts Housing Finance Agency, Housing Ser 21 (AMT)	7.125		06/01/25	80,412
155	Minnesota Housing Finance Agency, Ser 1992 H (AMT)	6.50		01/01/26	156,716
	Missouri Housing Development Commission,
830	Homeownership 1996 Ser C (AMT)	7.45		09/01/27	856,460
430	Homeownership 1997 Ser A-2 ( AMT)	7.30		03/01/28	441,030
1,335	Homeownership 1997 Ser C-1	6.55		09/01/28	1,401,016
185	Homeownership 1998 Ser B-2 (AMT)	6.40		03/01/29	189,866
710	Homeownership Ser 2000 B-1 (AMT)	7.45		09/01/31	740,438
1,895	New Hampshire Housing Finance Authority, Mortgage Acquisition 2000 Ser B (AMT)	6.70		07/01/29	2,002,579
7,915	Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT)	6.10		09/01/28	8,305,130
625	Oregon Housing & Community Service Department, Ser 2000 F (AMT)	6.25		07/01/28	660,100
60	Utah Housing Finance Agency, Fed Ins/Gtd Loans 1994 Issue E (AMT)	6.50		07/01/26	60,041
41,310					41,547,012
	Nursing & Health Related Facilities Revenue (0.4%)
470	Marion, Iowa Health Care Facilities, AHF/Kentucky-Iowa Inc Ser 2003	6.50	##	01/01/29	470,000
940	Kentucky Economic Development Finance Authority, Kentucky, AHF/Kentucky-Iowa Inc Ser 2003	6.50	##	01/01/29	940,000
1,995	New York State Dormitory Authority, Mental Health Ser 1999 C (MBIA)	4.75		08/15/22	2,030,491
1,710	Chester County Industrial Development Authority, Pennsylvania,
	RHA/PA Nursing Home Inc Ser 1989	8.50		05/01/32	1,702,578

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Kirbyville Health Facilities Development Authority, Texas,
$623	Heartway III Corp Ser 1998 B (a)	6.00%		03/20/04	$623
3,556	Heartway III Corp Ser 1998 A (a)	10.00		03/20/18	891,851
9,294					6,035,543
	Public Facilities Revenue (2.3%)
9,000	Arizona School Facilities Board, School Improvement Ser 2001	5.50		07/01/18	10,086,390
2,000	North City West School Facilities Authority, California, Community Dist #1 Special Tax Ser 1995 B (FSA)	6.00		09/01/19	2,240,860
1,000	Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)	5.50		10/01/17	1,126,070
3,495	Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac)	6.25		12/15/20	4,285,534
4,000	Michigan, 525 Redevco Inc COPs (Ambac)	5.50		06/01/27	4,330,840
	Ohio Building Authority,
5,000	1985 Ser C	9.75		10/01/05	5,503,550
5,000	2001 Ser A (FSA)	5.50		10/01/18	5,593,100
29,495					33,166,344
	Recreational Facilities Revenue (2.2%)
	Metropolitan Football Stadium District, Colorado,
4,000	Sales Tax Ser 1999A (MBIA)	0.00		01/01/10	3,273,240
3,650	Sales Tax Ser 1999A (MBIA)	0.00		01/01/11	2,829,663
2,000	Sales Tax Ser 1999A (MBIA)	0.00		01/01/12	1,469,520
9,000	Mashantucket Western Pequot Tribe, Connecticut, 1997 Ser B (b)	5.75		09/01/27	9,237,330
20,000	Metropolitan Pier & Exposition Authority, Illinois, Refg Ser 2002 B (MBIA)	0.00	###	06/15/22	10,746,400
5,000	Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)	5.25		12/01/32	5,259,100
43,650					32,815,253
	Resource Recovery Revenue (0.7%)
5,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (Ambac)	5.50		04/01/16	5,540,150
4,000	Harrisburg Authority, Pennsylvania, Ser D 2003 (FSA) (Mandatory Tender 12/01/13)	5.00		12/01/33	4,383,000
9,000					9,923,150
	Retirement & Life Care Facilities Revenue (0.4%)
	Riverside County Public Financing Authority, California,
2,000	Air Force Village West Inc COPs	5.75		05/15/19	2,058,500
3,900	Air Force Village West Inc COPs	5.80		05/15/29	3,943,719
5,900					6,002,219

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax Allocation Revenue (0.3%)
$5,000	Rosemead Redevelopment Agency, California, Project # 1 Ser 1993 A	5.60%	10/01/33	$5,046,850
	Transportation Facilities Revenue (18.6%)
3,000	Phoenix, Arizona, Street & Highway Jr Lien Refg Ser 2002 (FGIC)	5.00	07/01/11	3,382,050
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)	5.00	07/01/36	5,127,350
5,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Ser 1998 (Ambac)	4.75	07/01/23	5,054,300
2,500	Colorado Department of Transportation, Refg Ser 2002 B (MBIA)	5.50	06/15/16	2,919,925
	E-470 Public Highway Authority, Colorado,
15,000	Ser 1997 B (MBIA)	0.00	09/01/14	9,591,000
5,000	Ser 1997 B (MBIA)	0.00	09/01/16	2,841,300
10,000	Metropolitan Washington Airport Authority, District of Columbia & Virginia, Ser 2001 A (AMT) (MBIA) ††	5.50	10/01/27	10,593,500
8,500	Jacksonville, Florida, Transportation Ser 2001 (MBIA)	5.00	10/01/26	8,738,510
	Mid-Bay Bridge Authority, Florida,
8,355	Sr Lien Crossover Refg Ser 1993 A (Ambac)	5.85	10/01/13	9,721,210
3,000	Ser 1997 A (Ambac)	0.00	10/01/21	1,219,740
5,000	Atlanta, Georgia, Airport Ser 2000 (FGIC)	5.875	01/01/17	5,704,500
3,460	Hawaii, Airport 2000 Ser B (AMT) (FGIC)	6.625	07/01/17	4,093,664
8,000	Chicago, Illinois, O'Hare Int'l Airport 3rd Lien Ser 2003 B-2 (FSA)	5.75	01/01/24	8,727,520
6,000	Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)	5.75	06/01/21	7,070,820
2,000	Kansas Department of Transportation, Highway Refg Ser 1998	5.50	09/01/14	2,346,600
	Kentucky Turnpike Authority,
9,000	Economic Development Road Refg Ser 1995 (Ambac)	6.50	07/01/08	10,554,570
3,500	Resource Recovery Road 1987 Ser A BIGS	8.50	07/01/06	4,070,290
30,000	Resource Recovery Road 1987 Ser A	5.00	07/01/08	30,114,300
8,295	Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA)	5.55	01/01/17	8,446,798
4,140	Missouri Highways & Transportation Commission, Ser A 2001	5.125	02/01/19	4,452,032
5,000	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (Ambac)	5.375	01/01/40	5,299,800
	New Jersey Turnpike Authority,
10,000	Ser 2003 A (FGIC)	5.00	01/01/27	10,340,100
5,000	Ser 2003 A (Ambac)	5.00	01/01/30	5,166,150
6,595	Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac)	6.375	07/01/15	7,500,296
	Metropolitan Transportation Authority, New York,
1,460	Service Contract Ser 2002 A (MBIA)	5.50	01/01/20	1,618,162
5,000	Service Contract Ser 2002 B (MBIA)	5.50	07/01/24	5,432,700
10,000	Transportation Refg Ser 2002 A (Ambac)	5.50	11/15/18	11,273,700

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Puerto Rico Highway & Transportation Authority,
$10,000	Refg Ser X	5.50%	07/01/15	$11,317,700
2,000	Ser 1998 A**	4.75	07/01/38	1,958,460
10,000	South Carolina Transportation Infrastructure Bank, Ser 1999 A (Ambac)	5.50	10/01/16	11,262,400
11,000	Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)	6.125	11/15/25	11,969,210
7,500	Dallas Area Rapid Transit, Texas, Senior Lien Ser 2001 (Ambac)	5.00	12/01/31	7,664,400
	Dallas Fort Worth International Airport, Texas,
4,000	Refg Ser 1995 (FGIC)	5.625	11/01/15	4,257,600
10,000	Ser A (AMT) (FSA)	5.25	11/01/24	10,400,500
5,000	Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA)	5.875	07/01/17	5,593,800
15,000	Texas Turnpike Authority, Texas, Ser 2002 A (Ambac)	5.00	08/15/42	15,299,250
262,305				271,124,207
	Water & Sewer Revenue (11.0%)
2,000	San Francisco Public Utilities Commission, California, Water 1996 Ser A	5.00	11/01/21	2,052,060
4,800	Lee County, Florida, Water & Sewer 1999 Ser A (Ambac)	4.75	10/01/23	4,879,056
5,000	Augusta, Georgia, Water & Sewer Ser 2000 (FSA)	5.25	10/01/26	5,251,750
10,000	Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)	4.75	01/01/28	10,041,600
8,000	Indiana Bond Bank, Revolving Fund Ser 2001A	5.375	02/01/19	8,883,200
8,000	Indianapolis, Local Public Improvement Bond Bank, Indiana, Water Works Ser 2002 A (MBIA)	5.125	07/01/27	8,283,600
2,700	Kansas Development Finance Authority, Public Water Supply Ser 2000-2 (Ambac)	5.75	04/01/17	3,085,263
10,000	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 1998 A (FGIC)	4.75	05/15/28	10,028,900
6,000	Boston Water & Sewer Commission, Massachusetts 1998 Ser D (FGIC)	4.75	11/01/22	6,102,060
4,925	Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)	5.25	07/01/33	5,146,773
5,000	Truckee Meadows Water Authority, Nevada, Ser 2001 A (FSA)	5.125	07/01/30	5,135,900
9,000	Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)	5.00	12/01/19	9,665,640
5,000	Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)	5.00	01/01/23	5,190,850
5,000	Charleston, South Carolina, Refg Cap Impr Ser 1998 (FGIC)	4.50	01/01/24	4,957,650
5,000	Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC)	5.25	06/01/28	5,308,050
	Metropolitan Government of Nashville & Davidson County, Tennessee,
2,000	Refg 1986	5.50	01/01/16	2,006,240
5,000	Refg Ser 1998 A (FGIC)	4.75	01/01/22	5,092,750
7,100	Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)	5.75	05/15/17	8,090,237
5,000	Houston, Texas, Water & Sewer Jr Lien Refg Ser 2000 B (FGIC)	5.25	12/01/30	5,235,400
	San Antonio, Texas,
1,000	Water & Refg Ser 2002 (FSA)	5.50	05/15/19	1,109,160
16,000	Water & Refg Ser 2002 (FSA)	5.00	05/15/28	16,384,960

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$5,000	Tarrant Regional Water District, Texas, Water Ser 2002 (FSA)	5.375%		03/01/16	$5,618,900
1,300	Wichita Falls, Texas, Water & Sewer 2001 (Ambac)	5.375		08/01/24	1,380,496
10,000	Richmond, Virginia, Refg Ser 2002 (FSA)	5.00		01/15/33	10,235,700
	Seattle, Washington,
5,000	Water Ser PA 1143 A RITES (MBIA)	8.228	‡	09/01/20	5,593,000
5,000	Water Ser PA 1143 B RITES (MBIA)	8.228	‡	09/01/23	5,407,750
152,825					160,166,945
	Other Revenue (1.5%)
	New York City Transitional Finance Authority, New York,
7,000	Refg 2003 Ser D (MBIA)	5.25		02/01/21	7,596,820
8,000	Refg 2003 Ser A	5.50		11/01/26	9,109,360
5,000	New York Local Government Assistance Corporation, Ser 1993 C	5.50		04/01/17	5,745,750
20,000					22,451,930
	Refunded (13.3%)
4,435	Jefferson County, Alabama, Sewer Ser 1997 (FGIC)	5.75		02/01/07†	4,974,961
9,000	Los Angeles Convention & Exhibition Center Authority, California, Ser 1985 COPs	9.00		12/01/05†	10,291,680
5,000	Denver, Colorado, Civic Center Ser 2000 B COPs (Ambac)	5.50		12/01/10†	5,861,250
2,000	Lee County, Florida, Transportation Ser 1995 (MBIA)	5.75		10/01/05†	2,190,520
2,500	Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)	6.875		10/01/22	3,291,850
1,200	Northern Palm Beach County Improvement District, Florida, Water Control & Impr #9A Ser 1996 A (ETM)	6.80		08/01/06	1,303,020
8,000	Hawaii, 1999 Ser CT (FSA)	5.875		09/01/09†	9,446,080
5,000	Hawaii Department of Budget & Finance, Queen's Health 1996 Ser A	6.00		07/01/06†	5,616,600
	Massachusetts,
10,000	2000 Ser C (original maturity 10/01/14)	5.75		10/01/10†	11,691,900
10,000	2000 Ser C (original maturity 10/01/19)	5.75		10/01/10†	11,691,900
2,500	Massachusetts, Health & Educational Facilities Authority, Malden Hospital – FHA Ins Mtge Ser A	5.00		08/01/10†	2,760,950
	New Jersey Highway Authority,
7,000	Senior Parkway 1999 Ser	5.625		01/01/10†	8,155,000
10,000	Senior Parkway 2001 Ser (FGIC)	5.25		01/01/12†	11,395,200
6,000	New York Local Government Assistance Corporation, Ser 1995 A	6.00		04/01/05†	6,479,460
	New York State Dormitory Authority,
7,800	State University Ser 2000 B	5.375		05/15/10†	9,042,696
12,645	Suffolk County Judicial Ser 1986 (ETM)	7.375		07/01/16	16,033,228
	Charlotte, North Carolina,
4,000	Water & Sewer Ser 2000 (original maturity 06/01/19)	5.75		06/01/10†	4,719,960
4,000	Water & Sewer Ser 2000 (original maturity 06/01/20)	5.75		06/01/10†	4,719,960
5,000	Water & Sewer Ser 2000 (original maturity 06/01/25)	5.25		06/01/10†	5,754,050

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$10,000	North Carolina, 1997 Ser A	5.20%		03/01/07†	$11,219,500
12,000	Pennsylvania, First Ser 1995 (FGIC)	5.50		05/01/05†	12,857,760
9,000	San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM)	4.70		02/01/06	9,579,060
5,000	Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)	5.00		06/01/15	5,557,300
18,000	King County, Washington, Ltd Tax 1995 (MBIA)	6.00		01/01/05†	19,229,940
170,080					193,863,825
1,361,303	Total Tax-Exempt Municipal Bonds (Cost $1,285,241,111)				1,407,212,503

	Short-Term Tax-Exempt Municipal Obligations (2.1%)
19,600	San Francisco Redevelopment Agency, California, George R Moscone Convention Ctr Ser 1988 GAINS	8.50		07/01/04†	20,664,280
1,875	Connecticut Housing Finance Authority, 2000 Subser B-2 (AMT) (Redeemed 02/02/04)	5.85		05/15/31	1,962,094
1,580	Idaho Health Facilities Authority, St Luke's Regional Medical Center Ser 2000 (FSA) (Demand 01/02/04)	1.19	*	07/01/30	1,580,000
6,500	Missouri Health & Educational Facilities Authority, Cox Health Ser 1997 (MBIA) (Demand 01/02/04)	1.32	*	06/01/15	6,500,000
29,555	Total Short-Term Tax-Exempt Municipal Obligations (Cost $29,555,000)				30,706,374
$1,390,858	Total Investments (Cost $1,314,796,111) (c) (d)			98.5%	1,437,918,877
	Other Assets in Excess of Liabilities			1.5	21,891,726
	Net Assets			100.0%	$1,459,810,603

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2003 continued

AMT	Alternative Minimum Tax.
BIGS	Bond Income Growth Securities.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
GAINS	Growth and Income Security.
PSF	Texas Permanent School Fund Guarantee Program.
RITES	Residual Interest Tax-Exempt Securities.
†	Prerefunded to call date shown.
††	Joint exemption in locations shown.
‡	Current coupon rate for inverse floating rate municipal obligation. Rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $71,827,740 which represents 4.9% of net assets.
#	Currently a zero coupon security; will convert to 5.38% on January 1, 2011.
##	Currently a 6.50% coupon security; will convert to 8% on January 1, 2008.
###	Currently a zero coupon security; will convert to 5.65% on June 15, 2017.
*	Current coupon of variable rate demand obligation.
**	A portion of this security has been physically segregated in connection with open futures contracts.
(a)	Issuer in default; non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)	Securities have been designated as collateral in an amount equal to $10,123,676 in connection with the open futures contracts.
(d)	The aggregate cost for federal income tax purposes is $1,314,482,455. The aggregate gross unrealized appreciation is $127,661,408 and the aggregate gross unrealized depreciation is $4,224,986, resulting in net unrealized appreciation of $123,436,422.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
Connie Lee	Connie Lee Insurance Company – A wholly owned subsidiary of Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at December 31, 2003:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
100	Short	U.S Treasury Note 5 Yr March/2004	$(11,162,500)	$(59,869)

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2003

Assets:
Investments in securities, at value (cost $1,314,796,111)	$1,437,918,877
Cash	54,854
Receivable for:
Interest	23,570,139
Investments sold	3,351,353
Shares of beneficial interest sold	601,804
Prepaid expenses and other assets	51,406
Total Assets	1,465,548,433
Liabilities:
Payable for:
Dividends and distributions to shareholders	3,489,644
Shares of beneficial interest redeemed	1,244,290
Investment management fee	546,752
Distribution fee	177,686
Variation margin	12,500
Accrued expenses and other payables	266,958
Total Liabilities	5,737,830
Net Assets	$1,459,810,603
Composition of Net Assets:
Paid-in-capital	$1,337,119,470
Net unrealized appreciation	123,062,897
Accumulated undistributed net investment income	364,785
Distributions in excess of net realized gain	(736,549)
Net Assets	$1,459,810,603
Class A Shares:
Net Assets	$119,199,038
Shares Outstanding (unlimited authorized, $.01 par value)	9,959,833
Net Asset Value Per Share	$11.97

Maximum Offering Price Per Share,
(net asset value plus 4.44% of net asset value)	$12.50
Class B Shares:
Net Assets	$231,145,839
Shares Outstanding (unlimited authorized, $.01 par value)	19,232,759
Net Asset Value Per Share	$12.02

Class C Shares:
Net Assets	$41,660,656
Shares Outstanding (unlimited authorized, $.01 par value)	3,475,515
Net Asset Value Per Share	$11.99

Class D Shares:
Net Assets	$1,067,805,070
Shares Outstanding (unlimited authorized, $.01 par value)	89,263,730
Net Asset Value Per Share	$11.96

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements continued

Statement of Operations

For the year ended December 31, 2003

Net Investment Income:
Interest Income	$79,097,799
Expenses
Investment management fee	6,182,000
Distribution fee (Class A shares)	260,330
Distribution fee (Class B shares)	1,414,621
Distribution fee (Class C shares)	260,385
Transfer agent fees and expenses	810,346
Shareholder reports and notices	95,664
Registration fees	72,196
Professional fees	69,283
Custodian fees	62,591
Trustees' fees and expenses	32,166
Other	74,624
Total Expenses	9,334,206
Less: expense offset	(62,237)
Net Expenses	9,271,969
Net Investment Income	69,825,830
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(281,465)
Futures contracts	436,340
Net Realized Gain	154,875
Net Change in Unrealized Appreciation on:
Investments	10,725,954
Futures contracts	(59,869)
Net Appreciation	10,666,085
Net Gain	10,820,960
Net Increase	$80,646,790

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$69,825,830	$70,087,291
Net realized gain	154,875	8,090,590
Net change in unrealized appreciation	10,666,085	48,291,629
Net Increase	80,646,790	126,469,510
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(5,540,847)	(1,788,839)
Class B shares	(9,743,115)	(9,447,499)
Class C shares	(1,491,039)	(929,364)
Class D shares	(52,242,854)	(57,919,499)
Net realized gain
Class A shares	(140,274)	(624,930)
Class B shares	(265,399)	(1,480,545)
Class C shares	(45,679)	(177,816)
Class D shares	(1,228,841)	(7,487,752)
Total Dividends and Distributions	(70,698,048)	(79,856,244)
Net increase (decrease) from transactions in shares of beneficial interest	(88,585,763)	58,795,650
Net Increase (Decrease)	(78,637,021)	105,408,916
Net Assets:
Beginning of period	1,538,447,624	1,433,038,708
End of Period
(Including accumulated undistributed net investment income of $364,785 and dividends in excess of net investment income of $431,500, respectively)	$1,459,810,603	$1,538,447,624

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2003

1.   Organization and Accounting Policies

Morgan Stanley Tax-Exempt Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2003 continued

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; 0.325% to the portion of daily net assets exceeding $1.25 billion but not exceeding $2.5 billion; and 0.30% to the portion of daily net assets exceeding
$2.5 billion.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2003 continued

the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 0.60% of the average daily net assets of Class B; and (iii) Class C – up to 0.70% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,678,298 at December 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2003 , the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.70%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $74,023, $361,466 and $9,369, respectively and received $306,700 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2003, aggregated $222,554,170 and $259,348,178, respectively. Included in the aforementioned transactions are purchases and sales of $10,156,400 and $10,133,300, respectively, with other Morgan Stanley funds, including realized losses of $367,405.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $23,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2003 continued

Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2003, included in Trustees' fees and expenses in the Statement of Operations amounted to $16,146. At December 31, 2003, the Fund had an accrued pension liability of $122,697 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2003		FOR THE YEAR ENDED DECEMBER 31, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	14,862,986	$176,951,492	7,617,423	$89,539,965
Reinvestment of dividends and distributions	363,677	4,316,619	126,463	1,492,518
Shares issued in connection with the acquisition of the Morgan Stanley Select Municipal Reinvestment Fund (See Note 9)	—	—	6,193,528	73,196,868
Redeemed	(15,421,715)	(183,534,432)	(6,128,267)	(71,987,138)
Net increase (decrease) – Class A	(195,052)	(2,266,321)	7,809,147	92,242,213
CLASS B SHARES
Sold	3,526,482	42,027,370	7,363,472	86,955,912
Reinvestment of dividends and distributions	402,699	4,801,131	465,106	5,489,292
Redeemed	(4,419,289)	(52,506,680)	(5,439,491)	(64,199,912)
Net increase (decrease) – Class B	(490,108)	(5,678,179)	2,389,087	28,245,292
CLASS C SHARES
Sold	2,336,446	27,820,281	2,498,384	29,369,636
Reinvestment of dividends and distributions	80,533	957,683	62,523	736,937
Redeemed	(1,432,682)	(17,004,757)	(1,480,576)	(17,373,619)
Net increase – Class C	984,297	11,773,207	1,080,331	12,732,954
CLASS D SHARES
Sold	3,735,691	44,187,423	5,241,723	61,748,259
Reinvestment of dividends and distributions	2,218,901	26,329,042	2,768,369	32,495,282
Redeemed	(13,750,120)	(162,930,935)	(14,371,570)	(168,668,350)
Net decrease – Class D	(7,795,528)	(92,414,470)	(6,361,478)	(74,424,809)
Net increase (decrease) in Fund	(7,496,391)	$(88,585,763)	4,917,087	$58,795,650

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2003 continued

6.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002
Tax-exempt income	$69,017,855	$69,946,872
Ordinary income	—	776,689
Long-term capital gains	1,680,193	9,132,683
Total distributions	$70,698,048	$79,856,244
As of December 31, 2003, the tax-basis components of accumulated earnings were as follows:
Undistributed tax-exempt income	$192,404
Undistributed ordinary income	112
Undistributed long-term gains	55,007
Net accumulated earnings	247,523
Post-October losses	(851,425)
Temporary differences	(141,387)
Net unrealized appreciation	123,436,422
Total accumulated earnings	$122,691,133

As of December 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), book amortization of discounts on debt securities and mark-to-market of open futures contracts and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $3,152, accumulated undistributed net investment income was charged $11,690 and distributions in excess of net realized gain was credited $14,842.

7.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2003 continued

8.   Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9.   Acquisition of Morgan Stanley Select Municipal Reinvestment Fund

On December 16, 2002, the Fund acquired all the net assets of the Morgan Stanley Select Municipal Reinvestment Fund ("Select Municipal Reinvestment") based on the respective valuations as of the close of business on December 13, 2002, pursuant to a plan of reorganization approved by the shareholders of Select Municipal Reinvestment on December 10, 2002. The acquisition was accomplished by a tax-free exchange of 6,193,528 Class A shares of the Fund at a net asset value of $11.82 per share for 6,047,876 shares of Select Municipal Reinvestment. The net assets of the Fund and Select Municipal Reinvestment immediately before the acquisition were $1,450,632,309 and $73,196,868, respectively, including unrealized appreciation of $4,483,887 for Select Municipal Reinvestment. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,523,829,177.

10.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2003	2002	2001		2000	1999
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.88	$11.50	$11.71		$11.08	$12.02
Income (loss) from investment operations:
Net investment income	0.54	0.56	0.59		0.58	0.58
Net realized and unrealized gain (loss)	0.10	0.46	(0.12)		0.63	(0.91)
Total income (loss) from investment operations	0.64	1.02	0.47		1.21	(0.33)
Less dividends and distributions from:
Net investment income	(0.54)	(0.56)	(0.58)		(0.58)	(0.58)
Net realized gain	(0.01)	(0.08)	(0.10)		—	(0.03)
Total dividends and distributions	(0.55)	(0.64)	(0.68)		(0.58)	(0.61)
Net asset value, end of period	$11.97	$11.88	$11.50		$11.71	$11.08
Total Return†	5.53%	9.03%	4.05%		11.21%	(2.82)%
Ratios to Average Net Assets(2):
Expenses (before expense offset)	0.70%	0.67%	0.66	% (1)	0.72%	0.64	%(1)
Net investment income	4.58%	4.74%	4.97%		5.14%	4.98%
Supplemental Data:
Net assets, end of period, in thousands	$119,199	$120,659	$26,984		$21,685	$17,198
Portfolio turnover rate	15%	13%	17%		17%	13%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2003	2002	2001		2000	1999
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.93	$11.56	$11.76		$11.13	$12.07
Income (loss) from investment operations:
Net investment income	0.50	0.51	0.54		0.54	0.53
Net realized and unrealized gain (loss)	0.09	0.45	(0.11)		0.63	(0.91)
Total income (loss) from investment operations	0.59	0.96	0.43		1.17	(0.38)
Less dividends and distributions from:
Net investment income	(0.49)	(0.51)	(0.53)		(0.54)	(0.53)
Net realized gain	(0.01)	(0.08)	(0.10)		—	(0.03)
Total dividends and distributions	(0.50)	(0.59)	(0.63)		(0.54)	(0.56)
Net asset value, end of period	$12.02	$11.93	$11.56		$11.76	$11.13
Total Return†	5.12%	8.44%	3.68%		10.75%	(3.25)%
Ratios to Average Net Assets(2):
Expenses (before expense offset)	1.09%	1.09%	1.09	% (1)	1.11%	1.11	%(1)
Net investment income	4.19%	4.32%	4.54%		4.75%	4.51%
Supplemental Data:
Net assets, end of period, in thousands	$231,146	$235,358	$200,293		$156,972	$139,786
Portfolio turnover rate	15%	13%	17%		17%	13%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2003	2002	2001		2000	1999
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.90	$11.53	$11.73		$11.10	$12.04
Income (loss) from investment operations:
Net investment income	0.49	0.50	0.52		0.52	0.51
Net realized and unrealized gain (loss)	0.09	0.44	(0.10)		0.63	(0.91)
Total income (loss) from investment operations	0.58	0.94	0.42		1.15	(0.40)
Less dividends and distributions from:
Net investment income	(0.48)	(0.49)	(0.52)		(0.52)	(0.51)
Net realized gain	(0.01)	(0.08)	(0.10)		—	(0.03)
Total dividends and distributions	(0.49)	(0.57)	(0.62)		(0.52)	(0.54)
Net asset value, end of period	$11.99	$11.90	$11.53		$11.73	$11.10
Total Return†	5.02%	8.34%	3.58%		10.66%	(3.37)%
Ratios to Average Net Assets(2):
Expenses (before expense offset)	1.19%	1.19%	1.19	% (1)	1.21%	1.21	%(1)
Net investment income	4.09%	4.22%	4.44%		4.65%	4.41%
Supplemental Data:
Net assets, end of period, in thousands	$41,661	$29,648	$16,270		$11,578	$10,025
Portfolio turnover rate	15%	13%	17%		17%	13%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2003	2002	2001		2000	1999
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.88	$11.50	$11.70		$11.07	$12.01
Income (loss) from investment operations:
Net investment income	0.57	0.58	0.61		0.60	0.59
Net realized and unrealized gain (loss)	0.08	0.46	(0.11)		0.63	(0.91)
Total income (loss) from investment operations	0.65	1.04	0.50		1.23	(0.32)
Less dividends and distributions from:
Net investment income	(0.56)	(0.58)	(0.60)		(0.60)	(0.59)
Net realized gain	(0.01)	(0.08)	(0.10)		—	(0.03)
Total dividends and distributions	(0.57)	(0.66)	(0.70)		(0.60)	(0.62)
Net asset value, end of period	$11.96	$11.88	$11.50		$11.70	$11.07
Total Return†	5.67%	9.21%	4.31%		11.44%	(2.71)%
Ratios to Average Net Assets(2):
Expenses (before expense offset)	0.49%	0.49%	0.49	% (1)	0.51%	0.51	%(1)
Net investment income	4.79%	4.92%	5.14%		5.35%	5.11%
Supplemental Data:
Net assets, end of period, in thousands	$1,067,805	$1,152,783	$1,189,492		$852,950	$853,216
Portfolio turnover rate	15%	13%	17%		17%	13%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Tax-Exempt Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Tax-Exempt Securities Trust (the "Fund"), including the portfolio of investments, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Tax-Exempt Securities Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 12, 2004

2003 Federal Tax Notice (unaudited)

During the year ended December 31, 2003, the Fund paid to its shareholders the following per share amounts from the sources indicated below:

	CLASS A	CLASS B	CLASS C	CLASS D
Tax-Exempt Income	$0.54	$0.49	$0.48	$0.56
Long-Term Capital Gains	$0.014	$0.014	$0.014	$0.014

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	216	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	216	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	216	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	216	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	217	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	216	Director of various business organizations.
Fergus Reid (71) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	217	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	216	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	216	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (60) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	216	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

37950RPT-00-13556A04-AP-1/04	MORGAN STANLEY FUNDS
Morgan Stanley Tax-Exempt Securities Trust Annual Report December 31, 2003

Item 2.  Code of Ethics.

(a)      The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2003
                                                            REGISTRANT            COVERED ENTITIES(1)
              Audit Fees........................               $43,830                 N/A

              Non-Audit Fees
                        Audit-Related Fees......               $   684(2)          $2,847,161(2)
                        Tax Fees................               $ 4,134(3)          $  736,810(4)
                        All Other Fees..........               $     0             $        0
              Total Non-audit Fees..............               $ 4,818             $3,583,971

              Total.............................               $48,648             $3,583,971

           2002
                                                            REGISTRANT            COVERED ENTITIES(1)
              Audit Fees........................               $45,600                 N/A

              Non-Audit Fees
                        Audit-Related Fees......               $   657(2)          $2,818,115(2)
                        Tax Fees................               $ 4,529(3)          $  365,427(4)
                        All Other Fees..........               $     0             $  501,166(5)
              Total Non-audit Fees..............               $ 5,186             $3,684,708

              Total.............................               $50,786             $3,684,708

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common
                  control with the Adviser that provides ongoing services to the
                  Registrant.
              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and
                  review of the Registrant's tax returns.
              (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered
                  Entities' tax returns.
              (5) All other fees represent project management for future business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The
SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the
Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit
Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the
Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit
Committee.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit
Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit
Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

--------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

                                       3

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent
Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.
The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the
Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit
Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the
Audit Committee, the Audit Committee may grant general pre-approval to other
Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3,
N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

                                       4

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered
Entities or that are traditionally performed by the Independent Auditors.
Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in
Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the
Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide
Tax services to the Fund and, to the extent they are Covered Services, the
Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the
Independent Auditors may provide such services.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

                                       5

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit
Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.       PROCEDURES

         All requests or applications for services to be provided by the
Independent Auditors that do not require specific approval by the Audit
Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief
Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit
Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's
Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The
Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief
Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent
Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No.

                                       6

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the
Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered
Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management
         Morgan Stanley Investments LP
         Van Kampen Asset Management Inc.
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investments LP
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after
May 6, 2003, the audit committee also is required to pre-approve services to
Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

                                       7

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

                                       8

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004

                                       9

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

                                       10

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

                                       11

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

                                       12

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

--------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       14

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       15

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       16

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       17

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       18

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 18, 2004

                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       19

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Exempt
     Securities Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       20

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 18, 2004

                                              /s/ Francis Smith
                                              Francis Smith
                                              Principal Financial Officer

                                       21

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Exempt Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 18, 2004                       /s/ Ronald E. Robison
                                              ---------------------------
                                              Ronald E. Robison
                                              Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Exempt Securities Trust and will be retained by
Morgan Stanley Tax-Exempt Securities Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Exempt Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 18, 2004                              /s/ Francis Smith
                                                     ----------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Exempt Securities Trust and will be retained by
Morgan Stanley Tax-Exempt Securities Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       23